UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         10/21/2009
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                0

     Form 13F Information Table Entry Total:         174

     Form 13F Information Table Value Total:   $  301684
                                               -----------------
                                                (thousands)


     List of    Other   Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
Abbott Laboratories                     COM           002824100      228    4600   SH           Other                           4600
Amazon Com Inc Com                      COM           023135106     1833   19635   SH            Sole           19635
American Tower Corp                     CL A          029912201      291    8000   SH           Other                           8000
Ameriprise Finl Inc Com                 COM           03076C106      260    7150   SH           Other                           7150
Anadarko Petroleum Common               COM           032511107      314    5000   SH           Other                           5000
Ansys Inc.                              COM           03662Q105      505   13497   SH            Sole           13497
Apple Computer Inc                      COM           037833100      416    2245   SH           Other                            800
Atlas Energy, Inc.                      COM           049303100     1659   61293   SH         Defined           61293
Bank New York Mellon Inc Com            COM           064058100      245    8450   SH           Other                           8450
Bank Of Hawaii Corp                     COM           062540109      213    5125   SH           Other                           5125
Bank Of Hawaii Corp                     COM           062540109       12     287   SH            Sole             287
Baxter International Common             COM           071813109      345    6060   SH           Other                           6060
Becton Dickinson & Co                   COM           075887109      209    3000   SH           Other                           3000
Berkshire Hathaway Class A              CL A          084670108     1313      13   SH            Sole              13
Berkshire Hathaway Class B              CL B          084670207      336     101   SH           Other                            101
Berkshire Hathaway Class B              CL B          084670207      744     224   SH            Sole             224
Boardwalk Pipeline Partners LP          UT LTD PTNER  096627104     3604  145220   SH         Defined          145220
Boeing Company                          COM           097023105      200    3700   SH           Other                           1900
Breitburn Energy Partners, L.P.         COM UT LTD PT 106776107     1586  139456   SH         Defined          139456
Buckeye Partners LP                     UNIT LTD PTN  118230101     3481   71900   SH         Defined           71900
Calgon Carbon CP                        COM           129603106      148   10000   SH           Other                          10000
Cdn Natural Res Common                  COM           136385101      504    7500   SH           Other                           7500
Chevron Corp                            COM           166764100      247    3500   SH            Sole            3500
Cisco Systems Inc.                      COM           17275R102      239   10150   SH           Other                          10150
Comcast Cl A Special                    CL A SPL      20030N200      238   14805   SH           Other                          14805
Comcast Cl A Special                    CL A SPL      20030N200       54    3375   SH            Sole              54
Conoco Phillips                         COM           20825C104      703   15556   SH            Sole           15556
Consolidated Water Co Inc               ORD           G23773107      299   18300   SH           Other                          18300
Copano Energy, LP                       COM UNITS     217202100     1600   87902   SH         Defined           87902
Ctrip.com International LTD ADR         ADR           22943F100      351    5967   SH            Sole            5967
Davita                                  COM           23918K108      362    6400   SH           Other                           6400
E.I. Dupont De Nemour                   COM           263534109       63    1959   SH            Sole            1959
E.I. Dupont De Nemour                   COM           263534109      190    5900   SH           Other                           5900
Ecolab Inc Com                          COM           278865100      231    5000   SH           Other                           5000
Enbridge Energy Partners, L.P.          COM           29250R106     5702  126539   SH         Defined          126539
Enbridge Energy Partners, L.P.          COM           29250R106       56    1252   SH            Sole            1252
Encore Energy L.P.                      COM UNIT      29257A106     1412   88394   SH         Defined           88394
Endo Pharmaceuticals                    COM           29264F205      210    9286   SH           Other                           9286
Energy Transfer Partners L.P.           UNIT LTD PTN  29273R109     6395  150298   SH         Defined          150298
Energy Transfer Partners L.P.           UNIT LTD PTN  29273R109       56    1308   SH            Sole            1308
Enterprise Products Partners LP         COM           293792107     7115  251240   SH         Defined          251240
Enterprise Products Partners LP         COM           293792107       58    2033   SH            Sole            2033
Ev Energy Partners, LP                  COM UNITS     26926V107     1450   62359   SH         Defined           62359
Everest Re Group                        COM           G3223R108      351    4000   SH           Other                           4000
Exxon Mobil Corp                        COM           30231G102      324    4725   SH           Other                           4725
Exxon Mobil Corp                        COM           30231G102     4225   61584   SH            Sole           61584
Franklin Resources Inc                  COM           354613101      317    3150   SH           Other                           3150
Freeport-McMoRan Copper & Gold          PFD CONV      35671D782      515    5000   SH           Other                           5000
General Dynamics Corp                   COM           369550108      200    3100   SH           Other                           3100
General Electric                        COM           369604103      165   10050   SH           Other                          10050
General Electric                        COM           369604103       79    4841   SH            Sole            4841
Genuine Parts Co                        COM           372460105      202    5300   SH           Other                           5300
Google Inc-Cl A                         CL A          38259P508      149     300   SH           Other                            300
Google Inc-Cl A                         CL A          38259P508     2727    5500   SH            Sole            5500
Hudson City Bancorp                     COM           443683107      223   16950   SH           Other                          16950
Hugoton Royalty Tr                      UNIT BEN INT  444717102      672   37510   SH         Defined           37510
Intel Corporation                       COM           458140100      204   10400   SH           Other                          10400
International Business Machines Corp.   COM           459200101      478    4000   SH           Other                           4000
International Business Machines Corp.   COM           459200101      125    1045   SH            Sole            1045
International Game Technology           COM           459902102      220   10250   SH           Other                          10250
International Game Technology           COM           459902102       51    2387   SH            Sole            2387
iPath DJ-AIG Commodity Index            DJUBS C ETN36 06738C778     4107  106500   SH         Defined          106500
iPath DJ-AIG Commodity Index            DJUBS C ETN36 06738C778     1986   51515   SH            Sole           51515
iPath S&P 500 VIX Short-Term Ftres ETN  IPTH SHRT ETN 06740C527      411    8222   SH            Sole            8222
iShares Barclay's 1-3 Year Treasury Bd  BCLYS 1-3 YR  464287457     4269   50812   SH            Sole           50812
iShares Barclay's Aggregate Bond        BCLYS US AG B 464287226     1485   14158   SH            Sole           14158
iShares Barclay's TIPS Bond             BCLYS TIPS BD 464287176     1426   13863   SH            Sole           13863
iShares MSCI Canada Index               MSCI CDA IND  464286509     2766  108557   SH         Defined          108557
iShares MSCI Canada Index               MSCI CDA IND  464286509        4     158   SH            Sole             158
iShares MSCI Hong Kong Index            MSCI HNG KNG  464286871     1839  118503   SH         Defined          118503
iShares MSCI Japan Index                MSCI JAPAN    464286848     8380  843053   SH         Defined          843053
iShares MSCI Japan Index                MSCI JAPAN    464286848      279   28108   SH            Sole           28108
iShares MSCI Mexico Index               MSCI MEX INV  464286822      890   20365   SH         Defined           20365
iShares Russell 1000 Growth Index       RSSLL1000GRW  464287614     1829   39500   SH         Defined           39500
iShares Russell 1000 Value              RSSLL1000VAL  464287598     1457   26250   SH         Defined           26250
iShares Russell 2000 Value              RUSL 2000VAL  464287630      445    7885   SH            Sole            7885
iShares S & P Europe Index              S&P EURO PLUS 464287861    13566  351998   SH         Defined          351998
iShares S&P 500 US Pfd. Stck. Index     US PF STK IDX 464288687     1843   50814   SH         Defined           50814
Johnson & Johnson                       COM           478160104      487    8000   SH           Other                           8000
Johnson & Johnson                       COM           478160104      161    2643   SH            Sole            2643
JPMorgan Alerian MLP ETN                ALRIAN ML ETN 46625H365     9464  378100   SH            Sole          378100
Jpmorgan Chase & Co                     COM           46625H100      263    6000   SH           Other                           6000
Jpmorgan Chase & Co                     COM           46625H100       46    1040   SH            Sole            1040
Kayne Anderson Energy Development Co    COM           48660Q102     3569  269785   SH            Sole          269785
Kinder Morgan Energy Partners L P       UT LTD PRTNR  494550106     6966  128946   SH         Defined          128946
Kinder Morgan Energy Partners L P       UT LTD PRTNR  494550106       53     981   SH            Sole             981
Korea El Pwr Sp Adr Sponsored Adr       SPONSORED ADR 500631106      259   17000   SH         Defined           17000
L-3 Comm Hldgs Inc.                     COM           502424104      241    3000   SH           Other                           3000
Laboratory Corp Amer Hldg               COM NEW       50540R409      266    4050   SH           Other                           4050
Laboratory Corp Amer Hldg               COM NEW       50540R409       31     477   SH            Sole             477
Magellan Midstream Partners LP          COM UN RP LP  559080106     5647  150184   SH         Defined          150184
Magellan Midstream Partners LP          COM UN RP LP  559080106       56    1481   SH            Sole            1481
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605     4191  108450   SH         Defined          108450
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605     1650   42710   SH            Sole           42710
Market Vectors Gold Miners ETF          GLD MINER ETF 57060U100     5624  124170   SH         Defined          124170
Market Vectors Gold Miners ETF          GLD MINER ETF 57060U100     9007  198884   SH            Sole          198884
Market Vectors Pre-Refunded Muni ETF    PRE-RF MN ETF 57060U738      656   26107   SH            Sole           26107
Markwest Energy Partners L.P.           UNIT LTD PTN  570759100     1575   66654   SH         Defined           66654
Markwest Energy Partners L.P.           UNIT LTD PTN  570759100       50    2123   SH            Sole            2123
Medivation, Inc.                        COM           58501N101     2061   75948   SH            Sole           75948
Metlife Inc                             COM           59156R108      341    8950   SH           Other                           8950
Mi Development-a Cl A Sub Vtg Shs       CL A SUB VTG  55304X104      202   15000   SH            Sole           15000
Microsoft Corp.                         COM           594918104      833   32400   SH           Other                          32400
Microsoft Corp.                         COM           594918104       41     585   SH            Sole             585
Monsanto Company                        COM           61166W101      232    3000   SH           Other                           3000
Norfolk Southern Corp                   COM           655844108      349    8100   SH           Other                           8100
Nustar Energy L.P.                      UNIT COM      67058H102     5324  102693   SH         Defined          102693
Nustar Energy L.P.                      UNIT COM      67058H102       61    1172   SH            Sole            1172
Occidental Petroleum Corp               COM           674599105      396    5050   SH           Other                           5050
Oil Service Holdrs Tr                   DEPSTRY RCPT  678002106     3265   27800   SH         Defined           27800
Oneok Partners LP                       UNIT LTD PTN  68268N103     3588   67805   SH         Defined           67805
Oneok Partners LP                       UNIT LTD PTN  68268N103       52     976   SH            Sole             976
Oracle Corporation                      COM           68389X105      311   14900   SH           Other                          14900
Pepsico Inc.                            COM           713448108      446    7600   SH           Other                           7600
Permian Basin Royalty Trust             UNIT BEN INT  714236106      431   33740   SH         Defined           33740
Perot Systems Corp                      CL A          714265105      353   11900   SH           Other                          11900
Petroleo Brasileiro Sa Petrobs Spsd ADR SPNSORED ADR  71654V408      230    5000   SH           Other                           5000
Pinnacle West Cap Corp Com              COM           723484101      230    7000   SH         Defined            7000
Pinnacle West Cap Corp Com              COM           723484101      673   20500   SH           Other                          20500
Pioneer Southwest Energy LP             UNIT LP INT   72388B106     1475   70124   SH         Defined            1475
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105     4604   99466   SH         Defined            4604
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105       60    1286   SH            Sole              60
PNM Resources Inc.                      COM           69349H107      526   45000   SH         Defined           45000
PowerShares Water Resources             WATER RESRCE  73935X575     1282   76750   SH         Defined           76750
PowerShares Water Resources             WATER RESRCE  73935X575     1486   88917   SH            Sole           88917
Praxair Inc                             COM           74005P104      310    3800   SH           Other                           3800
Praxair Inc                             COM           74005P104       59     720   SH            Sole             720
Procter & Gamble Co.                    COM           742718109      404    6975   SH           Other                           6975
Procter & Gamble Co.                    COM           742718109       59    1017   SH            Sole            1017
Ryl Caribbean Cru                       COM           V7780T103      313   13000   SH         Defined           13000
Ryl Caribbean Cru                       COM           V7780T103      843   35000   SH           Other                          35000
Ryl Caribbean Cru                       COM           V7780T103       58    2412   SH            Sole            2412
San Juan Basin Rty Tr                   UNIT BEN INT  798241105      663   36720   SH         Defined           36720
Sba Communications Cl A                 COM           78388J106      324   12000   SH           Other                          12000
Schering 6% Mcp 10 Pfd Conv Mand 2007   PFD CONV MN07 806605705      364    1500   SH           Other                           1500
Schlumberger Limited                    COM           806857108      423    7100   SH           Other                           7100
Sec Spdr Health-sbi Health Care         SBI HEALTHCRE 81369Y209     2472   86225   SH         Defined           86225
Sector Spdr Energy Select               SBI INT-ENRGY 81369Y506     1117   20708   SH         Defined           20708
Select Sector SPDR- Financial           SBI INT-FINL  81369Y605     1076   72000   SH         Defined           72000
Select Sector SPDR: Consumer Staples    SBI CON STPL  81369Y308     1809   71054   SH         Defined           71054
Select Sector SPDR: Consumer Staples    SBI CON STPL  81369Y308      517   20324   SH            Sole           20324
Short S & P 500 ProShares               PSHS S S&P500 74347R503      272    4832   SH            Sole            4832
Silgan Holdings Inc Com                 COM           827048109      261    4950   SH           Other                           4950
Southwest Airls Co Com                  COM           844741108      298   31000   SH         Defined           31000
Southwest Airls Co Com                  COM           844741108      806   84000   SH           Other                          84000
SPDR Gold TR                            GOLD SHS      78463V107     2878   29112   SH         Defined           29112
SPDR Gold TR                            GOLD SHS      78463V107    81983  829365   SH            Sole          829365
Sybase Inc.                             COM           871130100      218    5600   SH           Other                           5600
Targa Resources Partners LP             COM UNIT      87611X105     1515   80766   SH         Defined           80766
Texas Capital Bank Corp.                COM           88224Q107     1010   60000   SH            Sole           60000
Thermo Fisher Scientific Inc            COM           883556102      199    4550   SH           Other                           4550
Thermo Fisher Scientific Inc            COM           883556102       41     947   SH            Sole             947
Ultra Short Lehman 20+Trsy Pro Shares   PSHS ULT 20YR 74347R297     6983  158670   SH         Defined          158670
Ultra Short Lehman 20+Trsy Pro Shares   PSHS ULT 20YR 74347R297     1879   42686   SH            Sole           42686
UltraShort Real Estate Proshares        REAL EST PRO  74347R552      711   73400   SH         Defined           73400
UltraShort Real Estate Proshares        REAL EST PRO  74347R552       73    7497   SH            Sole            7497
United Sts Stl Corp New                 COM           912909108      266    6000   SH           Other                           6000
United Technologies Co                  COM           913017109      305    5000   SH           Other                           5000
United Technologies Co                  COM           913017109       21     337   SH            Sole             337
USEC, Inc.                              COM           90333E108      235   50000   SH         Defined           50000
Validus Hldgs                           COM SHS       G9319H102      577   22372   SH         Defined           22372
Validus Hldgs                           COM SHS       G9319H102      402   15563   SH           Other                          15563
Vanguard Industrials ETF                INDSTRL ETF   92204A603     1886   38059   SH         Defined           38059
Visa-a Common Cl A                      COM CL A      92826C839      404    5850   SH           Other                           5850
Vodafone Grp Sp Adr Sponsored Adr New   SPNS ADR NEW  92857W209      340   15100   SH           Other                          15100
Vodafone Grp Sp Adr Sponsored Adr New   SPNS ADR NEW  92857W209       22     997   SH            Sole             997
Vornado Rlty Tr-sbi Common              SH BEN INT    929042109      262    4061   SH           Other                           4061
Walmart Stores Inc.                     COM           931142103      298    6075   SH           Other                           6075
Walt Disney Co.                         COM DISNEY    254687106      351   12800   SH           Other                          12800
Walt Disney Co.                         COM DISNEY    254687106        1      23   SH            Sole               1
Warnaco Group Inc Com New               COM NEW       934390402      219    3300   SH           Other                           3300
Western Gas Partners L.P.               COM UN LP IN  958254104     1425   80481   SH         Defined           80481
Williams Partners Common Unit LP        COM UNIT L P  96950F104     1615   69335   SH         Defined           69335
Yamana Gold Inc.                        COM           98462Y100      321   30000   SH         Defined           30000